SUPPLEMENT TO TOUCHSTONE SELECT
                           VARIABLE ANNUITY PROSPECTUS


                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1


                   THIS SUPPLEMENT IS DATED AS OF MAY 1, 2000.

         The Touchstone Select Variable Annuity Prospectus, dated May 1, 2000, is hereby amended and supplemented with the following information.

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         The heading at the bottom of page 31 which reads "Annual Step Up Death
         Benefit" should be amended to read as follows: "6% Accumulating Death Benefit"

         Please keep this document with your prospectus for future reference.